Reconciliation of Financial Statements to Form 5500 (Details) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Net assets available for benefits per the financial statements	$ 2,502,189,926	$ 2,298,825,959
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,767,957)	(21,587,067)
Net assets available for benefits per Form 5500	$ 2,490,421,969	$ 2,277,238,892